COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Sep. 30, 2022
Commitments And Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 17. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (“MSA”) with Parexel International (IRE) Limited (“Parexel”) under which Parexel agrees to provide services as CRO provided in a work order (“Work Order”) effective June 1, 2022 under which Parexel will operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer (“NSCLC”). The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion of the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million.

Stimunity Convertible Note

On July 13, 2022, the Company entered into a commitment with Stimunity to provide €600,000 under a Convertible Note with a maturity date of September 1, 2023 (the “Maturity Date”). The Convertible Note provides for simple interest at 7% per annum. The Convertible Note is automatically converted into Series A shares upon Stimunity commencing a Series A subscription round for €20 million. If such Subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Convertible Note into Series A shares at the subscription share price less 15%. Additionally, if subscribers create a new category of shares with additional rights of less than €5 million (the “Minimum Raise”), the Company will have the right to convert the Convertible Note and the historical Series A shares owned into the new category of shares. In the event that Stimunity does not close a subscription prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Convertible Note was funded by the Company on September 12, 2022.

Purchase Agreement

On July 6, 2022 (the “Signing Date”), the Company entered into the Purchase Agreement with Lincoln Park Capital Fund, LLC, pursuant to which the Company may require Lincoln to purchase ordinary shares having an aggregate value of up to $30 million over a period of 36 months. Pursuant to the Purchase Agreement, Lincoln will be obligated to purchase ordinary shares in three different scenarios that are based on various market criteria and share amounts.

Upon execution of the Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee valued at $0.9 million The Company has the right to terminate the Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Purchase Agreement. The Company is accounting for the commitment fee as a deferred commitment fee on the condensed consolidated interim statement of financial position as of September 30, 2022 and will amortize it pro-rata against equity sold under the Purchase Agreement. Any unamortized balance will be written-off to operations at the expiration of the commitment.

The Purchase Agreement does not impose any financial or business covenants on the Company and there are no limitations on the use of proceeds received by the Company from Lincoln. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three year anniversary of the Signing Date, excluding, however, an at-the-market transaction with a registered broker-dealer.

In connection with the Purchase Agreement, the Company and Lincoln entered into a Registration Rights Agreement (the “Registration Rights Agreement”), dated July 6, 2022. Pursuant to the Registration Rights Agreement, the Company agreed, that it will file with the SEC the prospectus supplement to the Company’s shelf registration statement pursuant to Rule 424(b) for the purpose of registering for resale the ordinary shares to be issued to Lincoln under the Purchase Agreement. The prospectus supplement was filed on August 18, 2022.

The Company Is obligated under the Tarus acquisition and the iOx Share Exchange Agreement for certain third party earnouts based on the achievement of certain milestones. See Note 8, “Acquisition of Tarus” and Note 18, “Related Party Transactions – Share Exchange Agreement – iOx” for further discussions.